Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2017	2016
Cash at bank and on hand	118,358	130,001
Short-term bank deposits	150,837	28,567
	269,195	158,568